UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22902
                                                    -----------

                First Trust New Opportunities MLP & Energy Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2015
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    SHARES/
     UNITS                                      DESCRIPTION                                  VALUE
----------------  --------------------------------------------------------------------   --------------
MASTER LIMITED PARTNERSHIPS - 75.3%

                  GAS UTILITIES - 7.8%
         468,952  AmeriGas Partners, L.P. (a).........................................   $   24,090,064
         277,293  Suburban Propane Partners, L.P. (a).................................       12,253,578
                                                                                         --------------
                                                                                             36,343,642
                                                                                         --------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.0%
          90,000  Brookfield Renewable Energy Partners, L.P. (CAD) ...................        2,913,827
          42,500  NextEra Energy Partners, L.P. (a)...................................        1,703,825
                                                                                         --------------
                                                                                              4,617,652
                                                                                         --------------

                  OIL, GAS & CONSUMABLE FUELS - 66.5%
          20,998  Access Midstream Partners, L.P. (a).................................        1,086,647
         102,001  Alliance Holdings GP, L.P. (a)......................................        6,007,859
         451,602  Alliance Resource Partners, L.P. (a)................................       17,969,244
       1,151,993  Enbridge Energy Partners, L.P. (a)..................................       45,342,444
          50,000  Energy Transfer Equity, L.P. .......................................        2,971,000
         336,963  Energy Transfer Partners, L.P. (a)..................................       20,689,528
       1,106,264  Enterprise Products Partners, L.P. (a)..............................       38,099,732
          97,300  EQT Midstream Partners, L.P. (a)....................................        8,255,905
         141,764  Golar LNG Partners, L.P. (a)........................................        3,847,475
          50,000  Hoegh LNG Partners, L.P. (a)........................................        1,098,000
         295,917  Holly Energy Partners, L.P. (a).....................................        9,676,486
         252,942  Magellan Midstream Partners, L.P. (a)...............................       19,608,064
         273,322  Natural Resource Partners, L.P. (a).................................        2,569,227
         255,933  NGL Energy Partners, L.P. (a).......................................        7,222,429
          30,000  Oiltanking Partners, L.P. (a).......................................        1,335,900
         379,738  ONEOK Partners, L.P. (a)............................................       15,698,369
          40,000  Phillips 66 Partners, L.P. .........................................        2,896,800
         665,400  Plains All American Pipeline, L.P. (a)..............................       32,997,186
          19,300  Shell Midstream Partners, L.P. .....................................          772,386
         286,600  Spectra Energy Partners, L.P. (a)...................................       15,576,710
          70,000  Targa Resources Partners, L.P. (a)..................................        3,153,500
         235,950  TC Pipelines, L.P. (a)..............................................       16,065,835
         419,711  Teekay LNG Partners, L.P. (a).......................................       15,638,432
          69,400  TransMontaigne Partners, L.P. (a)...................................        2,553,920
         426,129  Williams Partners, L.P. (a).........................................       18,072,131
                                                                                         --------------
                                                                                            309,205,209
                                                                                         --------------
                  TOTAL MASTER LIMITED PARTNERSHIPS ..................................      350,166,503
                  (Cost $336,849,223)                                                    --------------

COMMON STOCKS - 54.3%

                  ELECTRIC UTILITIES - 7.6%
          62,522  American Electric Power Co., Inc. (a)...............................        3,927,007
          53,400  Emera, Inc. (CAD) ..................................................        1,747,361
         100,000  Exelon Corp. (a)....................................................        3,604,000
          57,200  Fortis, Inc. (CAD) .................................................        1,886,560
         219,095  ITC Holdings Corp. (a)..............................................        9,320,302
          33,500  NextEra Energy, Inc. (a)............................................        3,659,540
           9,900  Northeast Utilities (a).............................................          550,242


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

     SHARES                                     DESCRIPTION                                  VALUE
----------------  --------------------------------------------------------------------   --------------
COMMON STOCKS (CONTINUED)

                  ELECTRIC UTILITIES (CONTINUED)
         127,900  NRG Yield, Inc., Class A (a)........................................   $    6,763,352
          80,899  Southern (The) Co. (a)..............................................        4,103,197
                                                                                         --------------
                                                                                             35,561,561
                                                                                         --------------

                  GAS UTILITIES - 1.2%
          25,100  Atmos Energy Corp. (a)..............................................        1,428,441
          50,000  South Jersey Industries, Inc. (a)...................................        2,912,500
          38,908  UGI Corp. (a).......................................................        1,439,207
                                                                                         --------------
                                                                                              5,780,148
                                                                                         --------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.7%
         110,000  Pattern Energy Group, Inc. (a)......................................        3,214,200
                                                                                         --------------

                  MULTI-UTILITIES - 6.7%
          17,601  Alliant Energy Corp. (a)............................................        1,207,605
          40,000  ATCO, Ltd., Class I (CAD) ..........................................        1,548,438
          53,701  CMS Energy Corp. (a)................................................        2,026,139
          23,941  Dominion Resources, Inc. (a)........................................        1,840,823
          43,500  National Grid PLC, ADR (a)..........................................        3,059,790
          32,400  NiSource, Inc. (a)..................................................        1,401,624
         204,231  Public Service Enterprise Group, Inc. (a)...........................        8,716,579
          53,629  SCANA Corp. (a).....................................................        3,419,921
          40,824  Sempra Energy (a)...................................................        4,569,022
          59,001  Wisconsin Energy Corp. (a)..........................................        3,290,486
                                                                                         --------------
                                                                                             31,080,427
                                                                                         --------------

                  OIL, GAS & CONSUMABLE FUELS - 37.3%
         231,401  Enbridge Income Fund Holdings, Inc. (CAD) ..........................        7,497,269
         351,900  Enbridge, Inc. (a)..................................................       17,042,517
         297,600  Inter Pipeline, Ltd. (CAD) .........................................        7,738,021
          94,452  Keyera Corp. (CAD) .................................................        5,574,801
       1,351,528  Kinder Morgan, Inc. (a).............................................       55,480,224
         125,000  ONEOK, Inc. ........................................................        5,503,750
         118,000  Pembina Pipeline Corp. (CAD) .......................................        3,666,200
         603,647  Spectra Energy Corp. (a)............................................       20,185,956
         473,800  TransCanada Corp. (a)...............................................       21,074,624
         683,100  Williams (The) Cos., Inc. (a).......................................       29,960,766
                                                                                         --------------
                                                                                            173,724,128
                                                                                         --------------

                  REAL ESTATE INVESTMENT TRUSTS - 0.8%
         197,235  CorEnergy Infrastructure Trust .....................................        1,291,889
          82,000  InfraREIT, Inc. (b).................................................        2,181,200
                                                                                         --------------
                                                                                              3,473,089
                                                                                         --------------
                  TOTAL COMMON STOCKS ................................................      252,833,553
                  (Cost $246,990,939)                                                    --------------

                  TOTAL INVESTMENTS - 129.6% .........................................      603,000,056
                  (Cost $583,840,162) (c)                                                --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                     DESCRIPTION                                  VALUE
----------------  --------------------------------------------------------------------   --------------
CALL OPTIONS WRITTEN - (0.3%)

                  Alliant Energy Corp. Call
             130  @ $72.50 due March 2015.............................................   $       (6,500)
                                                                                         --------------
                  American Electric Power Co., Inc. Calls
             440  @  65.00 due February 2015..........................................          (12,320)
              50  @  65.00 due March 2015.............................................           (3,500)
                                                                                         --------------
                                                                                                (15,820)
                                                                                         --------------
                  CMS Energy Corp. Calls
             130  @  35.00 due March 2015.............................................          (44,200)
             290  @  40.00 due June 2015..............................................          (20,880)
                                                                                         --------------
                                                                                                (65,080)
                                                                                         --------------
                  Dominion Resources, Inc. Call
             170  @  82.50 due April 2015.............................................          (11,475)
                                                                                         --------------
                  Enbridge Energy Partners, L.P. Call
           1,150  @  42.50 due April 2015.............................................         (106,375)
                                                                                         --------------
                  Enbridge, Inc. Call
           2,490  @  55.00 due April 2015.............................................         (124,500)
                                                                                         --------------
                  Energy Transfer Partners, L.P. Call
             700  @  72.50 due March 2015.............................................           (7,000)
                                                                                         --------------
                  Enterprise Products Partners, L.P. Calls
              20  @  37.50 due February 2015..........................................             (180)
             636  @  38.75 due March 2015.............................................           (7,950)
           1,000  @  40.00 due March 2015.............................................          (10,000)
                                                                                         --------------
                                                                                                (18,130)
                                                                                         --------------
                  Exelon Corp. Calls
             220  @  39.00 due February 2015..........................................           (1,100)
             680  @  39.00 due April 2015.............................................          (18,700)
                                                                                         --------------
                                                                                                (19,800)
                                                                                         --------------
                  ITC Holdings Corp. Call
             446  @  40.00 due February 2015..........................................         (131,570)
                                                                                         --------------
                  Kinder Morgan, Inc. Calls
           1,000  @  42.50 due February 2015..........................................          (23,000)
           1,000  @  42.50 due March 2015.............................................          (58,000)
           5,750  @  45.00 due March 2015.............................................          (69,000)
                                                                                         --------------
                                                                                               (150,000)
                                                                                         --------------
                  Magellan Midstream Partners, L.P. Call
             870  @  90.00 due February 2015..........................................          (13,050)
                                                                                         --------------
                  National Grid PLC, ADR Call
             320  @  75.00 due March 2015.............................................           (9,600)
                                                                                         --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                     DESCRIPTION                                  VALUE
----------------  --------------------------------------------------------------------   --------------
CALL OPTIONS WRITTEN (CONTINUED)

                  NextEra Energy Partners, L.P. Call
              50  @ $120.00 due September 2015........................................   $       (9,950)
                                                                                         --------------
                  NiSource, Inc. Calls
             100  @  45.00 due April 2015.............................................           (7,500)
             130  @  47.00 due July 2015..............................................          (10,075)
                                                                                         --------------
                                                                                                (17,575)
                                                                                         --------------
                  Northeast Utilities Call
              40  @  55.00 due February 2015..........................................           (9,700)
                                                                                         --------------
                  ONEOK, Inc. Calls
             540  @  52.50 due February 2015..........................................           (4,320)
             340  @  50.00 due April 2015.............................................          (20,400)
                                                                                         --------------
                                                                                                (24,720)
                                                                                         --------------
                  Plains All American Pipeline, L.P. Calls
              60  @  55.00 due February 2015..........................................             (600)
           1,000  @  55.00 due March 2015.............................................          (20,000)
                                                                                         --------------
                                                                                                (20,600)
                                                                                         --------------
                  Public Service Enterprise Group, Inc. Calls
             900  @  45.00 due February 2015..........................................          (18,000)
             850  @  45.00 due March 2015.............................................          (51,000)
                                                                                         --------------
                                                                                                (69,000)
                                                                                         --------------
                  SCANA Corp. Call
             390  @  60.00 due February 2015..........................................         (183,300)
                                                                                         --------------
                  Sempra Energy Call
             280  @  125.00 due July 2015.............................................          (35,700)
                                                                                         --------------
                  Southern (The) Co. Call
             560  @  50.00 due February 2015..........................................          (64,400)
                                                                                         --------------
                  Spectra Energy Corp. Calls
              60  @  36.00 due February 2015..........................................             (300)
             100  @  37.00 due February 2015..........................................             (400)
           2,000  @  39.00 due February 2015..........................................          (10,000)
             180  @  40.00 due March 2015.............................................             (900)
           1,600  @  41.00 due March 2015.............................................          (16,000)
             520  @  42.00 due March 2015.............................................           (2,600)
                                                                                         --------------
                                                                                                (30,200)
                                                                                         --------------
                  TransCanada Corp. Calls
           1,600  @  55.00 due February 2015..........................................          (24,000)
             500  @  50.00 due March 2015.............................................          (20,000)
           1,000  @  50.00 due May 2015...............................................          (70,000)
             280  @  55.00 due May 2015...............................................           (6,720)
                                                                                         --------------
                                                                                               (120,720)
                                                                                         --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                     DESCRIPTION                                  VALUE
----------------  --------------------------------------------------------------------   --------------
CALL OPTIONS WRITTEN (CONTINUED)

                  Williams (The) Cos., Inc. Calls
             660  @ $46.00 due February 2015..........................................   $      (52,800)
             940  @  46.50 due February 2015..........................................          (68,620)
           1,650  @  55.00 due February 2015..........................................           (6,600)
           1,300  @  60.00 due February 2015..........................................           (2,600)
             500  @  48.00 due March 2015.............................................          (36,000)
                                                                                         --------------
                                                                                               (166,620)
                                                                                         --------------
                  Wisconsin Energy Corp. Call
             420  @  60.00 due July 2015..............................................          (46,200)
                                                                                         --------------
                  TOTAL CALL OPTIONS WRITTEN .........................................       (1,477,585)
                  (Premiums received $2,236,571)                                         --------------

                  OUTSTANDING LOAN - (30.3%) .........................................     (141,000,000)

                  NET OTHER ASSETS AND LIABILITIES - 1.0% ............................        4,899,040
                                                                                         --------------

                  NET ASSETS - 100.0% ................................................   $  465,421,511
                                                                                         ==============


-----------------------------------------------------------
      (a) All or a portion of this security serves as collateral on the outstanding loan.

      (b)   Non-income producing security.

      (c) Aggregate cost for federal income tax purposes is $584,732,846. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $48,316,663 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,049,453.

      ADR   American Depositary Receipt

      CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

-----------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                     LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        1/31/2015         PRICES           INPUTS           INPUTS
---------------------------------------------   ---------------   -------------   --------------   --------------
Master Limited Partnerships*.................   $   350,166,503   $ 350,166,503   $           --   $           --
Common Stocks*...............................       252,833,553     252,833,553               --               --
                                                ---------------   -------------   --------------   --------------
Total Investments............................   $   603,000,056   $ 603,000,056   $           --   $           --
                                                ===============   =============   ==============   ==============

                                               LIABILITIES TABLE
                                                                                     LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   1/31/2015         PRICES           INPUTS           INPUTS
                                                ---------------   -------------   --------------   --------------
Call Options Written.........................   $    (1,477,585)  $  (1,477,585)  $           --   $           --
                                                ===============   =============   ==============   ==============


*   See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                          JANUARY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust New Opportunities MLP & Energy Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on October 15, 2013 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FPL on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, deferred income taxes and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships ("MLPs") and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Securities traded in the over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)  the type of security;

      2)  the size of the holding;

      3)  the initial cost of the security;

      4)  transactions in comparable securities;

      5)  price quotes from dealers and/or pricing services;

      6)  relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)  an analysis of the issuer's financial statements; and

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                          JANUARY 31, 2015 (UNAUDITED)


      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)  ADR trading of similar securities;

      3)  closed-end fund trading of similar securities;

      4)  foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)  factors relating to the event that precipitated the pricing problem;

      7)  whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

          o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

              o   Quoted prices for similar investments in active markets.

              o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

              o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

              o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock and MLPs held in the Fund's portfolio as determined to be appropriate by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor"). The number of options the Fund can write (sell) is limited by the amount of common stock and MLPs the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

             FIRST TRUST NEW OPPORTUNITIES MLP & ENERGY FUND (FPL)
                          JANUARY 31, 2015 (UNAUDITED)


The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

                          3. DERIVATIVES TRANSACTIONS

Written option activity for the Fund for the fiscal year-to-date period (November 1, 2014 to January 31, 2015) was as follows:

                                                NUMBER
                                                  OF
WRITTEN OPTIONS                                CONTRACTS        PREMIUMS
---------------------------------------------------------------------------
Options outstanding at October 31, 2014....      38,519       $  2,456,250
Options Written............................      37,702          2,282,040
Options Expired............................     (21,516)        (1,389,461)
Options Exercised..........................     (16,837)          (950,621)
Options Closed.............................      (1,826)          (161,637)
                                                --------      -------------
Options outstanding at January 31, 2015....      36,042       $  2,236,571
                                                ========      =============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust New Opportunities MLP &  Energy Fund
           ----------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2015
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2015
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Treasurer, Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2015
     ------------------

*Print the name and title of each signing officer under his or her signature.